INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of period	$ 382	$ 291	$ 251
Additions for tax positions related to the current year	34	37	34
Additions for tax positions of prior years	30	81	32
Reductions for tax positions of prior years	(7)	0	(13)
Settlements	(68)	(27)	(13)
Reclassified to other accounts	(6)	0	0
Balance at end of period	365	382	291
Gross interest expense related to unrecognized tax benefits	19	18	16
Total accrued interest balance at end of period	$ 57	64	$ 48
Amount as a result of acquisition		$ 73